Schedule of Investments
November 30, 2024 (unaudited)
Archer Multi Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 91.66%

Abrasive, Asbestos, & Miscellaneous Nonmetallic Mineral Products - 1.37%
Owens Corning	560	115,147

Airlines - 1.34%
Alaska Air Group (2)	2,130	112,038

Apparel Retail - 3.72%
Abercrombie & Fitch Co. (2)	1,010	151,187
Burlington Stores, Inc. (2)	570	160,672

		311,859

Building Materials - 1.14%
Boise Cascade Co.	645	95,202

Building Products & Equipment - 5.06%
AAON, Inc.	1,075	146,566
Lennox International, Inc.	185	123,419
SPX Technologies, Inc. (2)	875	154,385

		424,370

Biological Products (No Diagnostic Substances) - 1.10%
Neurocrine Biosciences, Inc. (2)	730	92,528

Chemicals & Allied Products - 1.19%
Balchem Corp.	551	99,467

Computer Hardware - 0.23%
Super Micro Computer, Inc. (2)	600	19,584

Construction Special Trade Contractors - 1.12%
TopBuild Corp. (2)	240	93,754

Crude Petroleum & Natural Gas - 1.04%
SM Energy Co.	1,930	87,217

Electronic Components & Accessories - 0.88%
Insight Enterprises, Inc. (2)	470	73,532

Electronic Computers - 1.31%
Apple, Inc.	461	109,409

Fabricated Rubber Products - 1.58%
Carlisle Cos., Inc.	290	132,443

Fire, Marine & Casualty Insurance - 1.35%
Berkshire Hathaway, Inc. Class B (2)	234	113,027

Home Improvement - 0.99%
Floor & Decor Holdings, Inc. (2)	740	83,035

Hospital & Medical Service Plans- 1.51%
UnitedHealth Group, Inc.	208	126,922

Household & Personal Products- 0.96%
e.l.f. Beauty, Inc. (2)	620	80,302

Industrial Distribution- 1.28%
Watsco, Inc.	195	107,562

Motor Vehicles & Passenger Car Bodies - 1.39%
Tesla, Inc. (2)	337	116,319

National Commercial Banks - 1.57%
JPMorgan Chase & Co.	527	131,602

Operative Builders - 1.54%
Meritage Homes Corp.	675	128,972

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.20%
RPM International, Inc.	725	100,616

Petroleum Refining - 2.31%
Chevron Corp.	555	89,871
Exxon Mobil Corp.	878	103,569

		193,440

Pharmaceutical Preparations - 7.05%
AbbVie, Inc.	735	134,454
Alkermes plc (2)	4,500	130,590
Cytokinetics, Inc. (2)	1,040	53,934
Eli Lilly and Co.	144	114,530
Johnson & Johnson	539	83,550
Merck & Co., Inc.	725	73,689

		590,748

Pollution & Treatment Controls - 1.84%
Federal Signal Corp.	1,580	153,908

Pumps & Pumping Equipment - 1.03%
Graco, Inc.	948	86,344

Retail - Auto Dealers & Gasoline Stations - 1.10%
Asbury Automotive Group, Inc. (2)	355	92,240

Retail-Catalog & Mail-Order Houses - 1.38%
Amazon.com, Inc. (2)	558	116,003

Retail-Home Furniture, Furnishings & Equipment Stores - 1.23%
Williams-Sonoma, Inc.	600	103,212

Retail-Jewelry Stores - 0.90%
Signet Jewelers Ltd. (Bermuda)	750	75,150

Retail-Lumber & Other Building Materials Dealers - 1.51%
Home Depot, Inc. (2)	295	126,593

Retail - Miscellaneous Shopping Goods Stores - 0.82%
Academy Sports & Outdoors, Inc.	1,400	68,950

Retail- Variety Stores - 1.89%
Costco Wholesale Corp.	125	121,485
Five Below, Inc. (2)	400	37,080

		158,565

Rolling Drawing & Extruding of Nonferrous Metals - 2.12%
Mueller Industries, Inc.	2,200	177,694

Rubber & Plastics Footwear - 1.89%
Deckers Outdoor Corp. (2)	810	158,728

Scientific & Technical Instruments - 1.40%
Badger Meter, Inc.	540	117,083

Semiconductors & Related Devices - 3.84%
Broadcom, Inc.	850	137,768
NVIDIA Corp.	1,220	168,665
SolarEdge Technologies, Inc. (2)	990	15,642

		322,075

Services-Business Services - 2.26%
MasterCard, Inc. Class A	165	87,935
Visa, Inc. Class A	322	101,456

		189,391

Services-Computer Programming, Data Processing - 5.04%
Alphabet, Inc.	694	118,320
Alphabet, Inc. Class C	701	118,434
DoubleVerify Holdings, Inc. (2)	2,360	47,979
Meta Platforms, Inc. Class A	240	137,837

		422,570

Services-Engineering Services - 1.26%
AECOM	900	105,273

Services-Prepackaged Software - 4.05%
Adobe, Inc. (2)	140	72,230
Microsoft Corp.	225	95,279
Salesforce.com, Inc.	315	103,947
SPS Commerce, Inc. (2)	353	68,154

		339,609

Services-Skilled Nursing Care Facilities - 1.52%
Ensign Group, Inc. (2)	871	127,349

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.21%
Procter & Gamble Co. (2)	566	101,461

Software - Application - 2.33%
Dynatrace, Inc. (2)	1,525	85,690
Manhattan Associates, Inc. (2)	385	109,894

		195,584

Software - Infrastructure - 1.85%
GoDaddy, Inc. (2)	785	155,092

Steel Pipe & Tubes - 1.35%
ATI, Inc. (2)	1,880	113,120

Telephone & Telegraph Apparatus - 1.37%
Fabrinet (Thailand) (2)	490	114,944

Tools & Accessories - 0.99%
Lincoln Electric Holdings, Inc.	380	83,022

Utilties - Independent Power Producers - 2.40%
Vistra Corp.	1,260	201,398

Wholesale-Machinery, Equipment & Supplies - 1.64%
Applied Industrial Technologies, Inc.	500	137,360

Wholesale-Metals Service Centers & Offices - 1.21%
Reliance Steel & Aluminum Co.	315	101,191

Total Common Stock	(Cost $ 5,405,742)	7,683,000

Real Estate Investment Trust - 4.39%

Equity Lifestyle Properties, Inc.	1,680	119,834
Gaming and Leisure Properties, Inc.	1,690	87,221
Rexford Industrials Realty, Inc.	2,100	88,368
W.P. Carey, Inc.	1,280	73,037

Total Real Estate Investment Trusts	(Cost $ 418,228)	368,460

Money Market Registered Investment Companies - 3.89%

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 4.50% (3)	326,006	326,006

Total Money Market Registered Investment Companies	(Cost $ 326,006)	326,006

Total Investments - 99.94%	(Cost $ 56,149,976)	8,377,467

Other Assets Less Liabilities - 0.06%		4,977

Total Net Assets - 100.00%		8,382,444

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 29, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$8,377,467	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$8,377,467	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at November 29, 2024.